Other Information (Tables)	6 Months Ended
Jun. 30, 2013
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Cash payments for interest and income taxes (net of refunds)

Cash payments for interest and income taxes (net of refunds) were as follows (in millions):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest	$4.5	$4.4	$26.0	$26.2
Income taxes (net of refunds)	$1.5	$7.6	$2.0	$9.9